Accrued Warranty Expenses	12 Months Ended
Mar. 31, 2013
Accrued Warranty Expenses

(19) Accrued Warranty Expenses

Advantest issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period. Changes in accrued warranty expenses for the years ended March 31, 2011, 2012 and 2013 were summarized as follows:

	Yen (Millions)
	2011	2012	2013
Balance at beginning of year	¥2,802	1,754	2,129
Acquisition of Verigy	—	209	—
Addition	2,653	3,432	3,172
Reduction	(3,693)	(3,269)	(3,474)
Translation adjustments	(8)	3	62

Balance at end of year	¥1,754	2,129	1,889